Interest income and expense	6 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Interest income and expense
16.	Interest income and expense

	For the three months ended												For the six months ended
	April 30, 2022				January 31, 2022				April 30, 2021				April 30, 2022				April 30, 2021
($ millions)	Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (1)	$6,654		$2,581		$6,150		$2,069		$5,897		$1,962		$12,804		$4,650		$12,109		$4,088
Measured at FVOCI (1)	261		–		181		–		181		–		442		–		369		–
	6,915		2,581		6,331		2,069		6,078		1,962		13,246		4,650		12,478		4,088
Other	177	(2)	38	(3)	132	(2)	50	(3)	109	(2)	49	(3)	309	(2)	88	(3)	221	(2)	84	(3)
Total	$7,092		$2,619		$6,463		$2,119		$6,187		$2,011		$13,555		$4,738		$12,699		$4,172
(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities.
(3)
Includes interest on lease liabilities for the three months ended April 30, 2022 – $26 (January 31, 2022 – $27; April 30, 2021 – $27) and for the six months ended April 30, 2022 – $53 (April 30, 2021 – $54).